INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Federal:
Current	$ 815,120	$ 1,353,596
Deferred	71,545	(432,303)
Total Federal	886,665	921,293
State:
Current	397,280	405,650
Deferred	76,653	59,065
Total State	473,933	464,715
Income tax expense	$ 1,360,598	$ 1,386,008